CONTINGENCIES AND COMMITMENTS	12 Months Ended
Aug. 31, 2022
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

11. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $154 to February 2024.

From year end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$111	$44	$-	$-	$155
Environmental Bonds	47	95	71	-	213
Totals	$158	$139	$71	$-	$368

Africa Wide Legal Action - Dismissed

On November 23, 2017, definitive agreements were concluded to dispose of 100% of the share interests in Maseve Investments 11 (Pty) Ltd. ("Maseve") to Royal Bafokeng Platinum Limited ("RBPlat") in a transaction valued at approximately US $74.0 million (the "Maseve Sale Transaction"). Maseve owned and operated the Maseve Mine. The Maseve Sale Transaction occurred as a scheme of arrangement (the "Scheme") by way of two interdependent stages in accordance with section 115 of the South Africa Companies Act (the "Companies Act"). Under the Scheme, Africa Wide was required to simultaneously dispose of its 17.1% interest together with the Company's 82.9% interest in Maseve. Stage one, being the sale of certain of Maseve's assets for approximately US $58 million in cash, was completed on April 5, 2018. Stage two, being the sale of 100% of Maseve's issued shares to RBPlat in exchange for RBPlat common shares, was completed on April 26, 2018.

In September 2018, the Company received a summons whereby by Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") instituted legal proceedings in South Africa against PTM RSA, RBPlat and Maseve seeking to set aside the Maseve Sale Transaction. Various statements and discovery documents were filed during calendar 2021 and a trial to hear evidence occurred in the High Court of South Africa October 4 to October 8, 2021. Final legal arguments were heard by the High Court on March 1 and 2, 2022.

On June 14, 2022, the High Court of South Africa delivered judgement dismissing the challenge brought by Africa Wide and ordered Africa Wide to make payment of the defendants' costs, (such awards have not been accrued due to uncertainty of amount). In its ruling, the High Court found that Africa Wide had firstly failed to make its case on the evidence and secondly that, having failed to challenge the Scheme under the provisions and time limits of the Companies Act, Africa Wide's case was statutorily barred.

On July 1, 2022 Africa Wide filed an application for leave to appeal the judgment of the High Court, which was then denied by the High Court on August 1, 2022, with costs once again awarded to the defendants.

On August 31, 2022 Africa Wide filed a petition to the South African Supreme Court of Appeal for further leave to appeal the June 14, 2022 High Court ruling dismissing their case seeking to reverse the Maseve Sale Transaction. The Company and RBPlat subsequently filed answering affidavits opposing Africa Wide's petition.

On November 10, 2022 the South Africa Supreme Court of Appeal dismissed Africa Wide's application with costs on the grounds that there was no reasonable prospect of success in an appeal and there was no other compelling reason why an appeal should be heard.